INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($)
Foreign Tax Authority | Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2.2
Domestic Tax Authority | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 41.2